Revolving Loan And Long-Term Debt	12 Months Ended
Dec. 31, 2013
Long-term Line of Credit [Abstract]
Revolving Loan And Long-Term Debt
REVOLVING LOAN AND LONG-TERM DEBT

On December 31, 2012, the Company entered into a new credit agreement with its current lender, BOKF, NA dba Bank of Oklahoma (Bank of Oklahoma), which amended and restated its existing credit agreement. The agreement provides for a secured credit commitment consisting of a $10.0 million advancing term loan maturing December 31, 2015, a $10.0 million term loan maturing December 31, 2017 and a $15.0 million revolving loan maturing December 31, 2015. Interest rates on the Company's advancing term loan and revolving loan are both variable and based on the rate of interest regularly published by the Wall Street Journal and designated as the U.S. Prime Rate (hereto referred to as the WSJ prime rate) less 1.50% with a 1.50% interest rate minimum or floor. Interest rates on the Company's term loan are variable and based on the WSJ prime rate less 1.25% with a 1.75% interest rate minimum or floor. The agreement requires the Company to pledge its investment account, receivable accounts and inventory to Bank of Oklahoma as collateral for the advancing term loan, the term loan and revolving loan. The Company is obligated to maintain at least $12.0 million in its pledged investment account. The carrying value of receivables, inventory and the investment account pledged as collateral was $12.1 million, $31.3 million and $23.6 million, respectively as of December 31, 2013. The agreement also contains financial covenants requiring the Company, as of the end of any fiscal quarter, to maintain a minimum tangible net worth before accumulated other comprehensive income (loss) of $95.0 million and a minimum tangible net worth after accumulated other comprehensive income (loss) of $85.0 million. The Company was in compliance with these requirements at year end. As of December 31, 2013, the Company owed $8.5 million on its term loan, $0.0 on its revolving loan and $4.5 million on its advancing term loan.

The average outstanding balance on the revolving loan during 2013 and 2012 was approximately $4.6 million and $5.6 million, respectively. At December 31, 2013 and 2012, there was approximately $0.0 and $0.1 million, respectively, borrowed against the revolving loan. Interest on the revolving loan varied with the lender's national prime rate less 0.50% with a 3.50% interest rate minimum or floor for 2012 and WSJ prime rate less 1.50% with a 1.50% interest rate minimum or floor for 2013. The annual weighted average interest rate we paid on the revolving loan during 2013 and 2012 was 1.75% and 3.50%, respectively. The interest rate was 1.75% and 3.50% on December 31, 2013 and 2012, respectively, and is payable quarterly.

As of December 31, 2013 and 2012, there was approximately $8.5 million and $10.0 million, respectively, borrowed on the term loan. Interest on the Company's term loan was variable and was based on the lender's national prime rate less 0.75% with a 3.00% interest rate minimum or floor for 2012 and WSJ prime rate less 1.25% with a 1.75% interest rate minimum or floor for 2013.  The annual weighted average interest rate we paid on the term loan during 2013 and 2012 was 2.00% and 3.25%, respectively. The interest rate was 2.00% and 3.25% on December 31, 2013 and 2012, respectively, and is payable quarterly.

As of December 31, 2013 and 2012, there was approximately $4.5 million and $0.0, respectively, borrowed on the advancing term loan. Interest on the advancing term loan varied with the WSJ prime rate less 1.50% with a 1.50% interest rate minimum or floor. The annual weighted average interest rate we paid on the advancing term loan during 2013 was 1.75%. The interest rate on December 31, 2013 was 1.75% and is payable quarterly.

At December 31, 2013 the $13.0 million in Note payable, bank in the table below is comprised of a $8.5 million term loan and $4.5 million advancing term loan. The $0.4 million in Other long-term debt is comprised of a $0.1 million note related to the acquisition of Kay Concrete Materials Co. (Kay Concrete) and $0.3 million of noncompete payment obligations. At December 31, 2012 the $10.1 million in Note payable, bank is comprised of a $10 million term loan and $0.1 million revolving loan. The $0.8 million in Other long-term debt is comprised of a $0.3 million note related to the acquisition of Kay Concrete Materials Co. (Kay Concrete) and $0.5 million of noncompete payment obligations.

	2013	2012
Note payable, bank (a)	$13,044,379	$10,110,137
Other	445,356	811,643
	$13,489,735	$10,921,780
Less current maturity of
bank note payable	1,428,571	1,237,816
Total long-term debt	$12,061,164	$9,683,964

(a) Term loan due December 31, 2017; payable $357,143 quarterly plus interest. Revolving loan and advancing term loan due December 31, 2015; quarterly payments of interest with outstanding principal and accrued interest due at maturity.

Aggregate annual maturities of long-term debt as of December 31, 2013 are:

2014	$1,428,571
2015	6,277,593
2016	1,497,855
2017	4,285,716
2018	—
Thereafter	—
$13,489,735